Other comprehensive income - Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	$ (4,345)	$ (5,187)	$ (4,858)
Cumulative effect of changes in accounting principles	(9)
Other comprehensive (loss) income before reclassifications	(1,039)	796	(461)
Amounts reclassified from OCI	55	56	108
Changes attributable to divestments, before tax	12	15	7
Total other comprehensive income (loss) income	(972)	867	(346)
Less: Amounts attributable to noncontrolling interests	(15)	25	(17)
Balance at the end of the period	(5,311)	(4,345)	(5,187)
Foreign currency translation adjustments
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(2,693)	(3,592)	(3,135)
Other comprehensive (loss) income before reclassifications	(627)	912	(481)
Amounts reclassified from OCI	(31)
Changes attributable to divestments, before tax	12	12	7
Total other comprehensive income (loss) income	(646)	924	(474)
Less: Amounts attributable to noncontrolling interests	(15)	25	(17)
Balance at the end of the period	(3,324)	(2,693)	(3,592)
Unrealized gains (losses) on available-for-sale securities
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	8	7	7
Cumulative effect of changes in accounting principles	(9)
Other comprehensive (loss) income before reclassifications	(4)	1
Amounts reclassified from OCI	1
Total other comprehensive income (loss) income	(3)	1
Balance at the end of the period	(4)	8	7
Pension and other post-retirement plan adjustments
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(1,672)	(1,601)	(1,719)
Other comprehensive (loss) income before reclassifications	(359)	(155)	4
Amounts reclassified from OCI	64	78	114
Changes attributable to divestments, before tax		6
Total other comprehensive income (loss) income	(295)	(71)	118
Balance at the end of the period	(1,967)	(1,672)	(1,601)
Unrealized gains (losses) of cash flow hedge derivatives
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	12	(1)	(11)
Other comprehensive (loss) income before reclassifications	(49)	38	16
Amounts reclassified from OCI	21	(22)	(6)
Changes attributable to divestments, before tax		(3)
Total other comprehensive income (loss) income	(28)	13	10
Balance at the end of the period	$ (16)	$ 12	$ (1)